LIABILITY TO UNITED STATES DEPARTMENT OF LABOR (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR [Abstract]
Settlement agreement with the United States Department of Labor, agreed amount	$ 1,500			$ 1,500
Estimated employer payroll tax obligations payable through 2015	100			100
Net present value of the obligation to the United States Department of Labor	(3,000)			(1,455)
Gain recognized on settlement with the DOL				1,545
First payment on January 1, 2011 toward the liability to the DOL			100
Semiannual payments toward the liability to the DOL			175
Interest rate per annum			1.00%
Semiannual payments for interest from the liability to the DOL			4
Schedule of Future Payments of the Liability to the DOL
2013		175
2014		350
2015		275
Future payments of the liability to the DOL, gross		800
Less: imputed interest		53
Future payments of the liability to the DOL, net		747
Less: current portion		165	164
Long-term portion		$ 582	$ 851